Trade Receivables	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Trade Receivables
(6) Trade Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Trade accounts and notes receivable	¥793,022	¥900,312
Other	112,591	168,579
Allowance for impairment losses	(8,845)	(8,620)

Total	¥896,768	¥1,060,271

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Balance at beginning of year	¥11,302	¥10,521	¥8,845

Remeasurement	¥516	¥260	¥297
Write-offs	(1,312)	(2,648)	(757)
Exchange differences on translating foreign operations	15	712	235

Balance at end of year	¥10,521	¥8,845	¥8,620